Vanguard® Short-Term Treasury Fund
Schedule of Investments (unaudited)
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (95.7%)
U.S. Government Securities (81.1%)
	United States Treasury Note/Bond	3.625%	5/15/26	110,300	109,990
[1,2]	United States Treasury Note/Bond	0.750%	5/31/26	95,100	91,961
	United States Treasury Note/Bond	2.125%	5/31/26	39,000	38,278
	United States Treasury Note/Bond	4.875%	5/31/26	258,500	261,156
	United States Treasury Note/Bond	0.875%	6/30/26	65,900	63,684
	United States Treasury Note/Bond	1.875%	6/30/26	13,200	12,906
	United States Treasury Note/Bond	4.625%	6/30/26	185,360	186,996
	United States Treasury Note/Bond	4.500%	7/15/26	87,800	88,493
	United States Treasury Note/Bond	1.875%	7/31/26	114,600	111,950
	United States Treasury Note/Bond	4.375%	7/31/26	96,000	96,656
	United States Treasury Note/Bond	4.375%	8/15/26	243,626	245,406
	United States Treasury Note/Bond	4.125%	10/31/26	104,100	104,694
	United States Treasury Note/Bond	4.625%	11/15/26	51,500	52,188
	United States Treasury Note/Bond	4.000%	1/15/27	51,400	51,681
	United States Treasury Note/Bond	4.125%	1/31/27	72,100	72,663
	United States Treasury Note/Bond	4.125%	2/15/27	59,600	60,073
	United States Treasury Note/Bond	1.875%	2/28/27	65,000	62,981
	United States Treasury Note/Bond	4.125%	2/28/27	97,500	98,326
	United States Treasury Note/Bond	4.250%	3/15/27	10,000	10,111
	United States Treasury Note/Bond	0.500%	4/30/27	50,000	47,023
	United States Treasury Note/Bond	4.500%	5/15/27	159,900	162,642
	United States Treasury Note/Bond	2.625%	5/31/27	50,300	49,308
	United States Treasury Note/Bond	0.500%	6/30/27	120,000	112,289
	United States Treasury Note/Bond	3.250%	6/30/27	40,000	39,714
	United States Treasury Note/Bond	4.375%	7/15/27	49,600	50,406
	United States Treasury Note/Bond	0.375%	7/31/27	178,800	166,431
	United States Treasury Note/Bond	2.750%	7/31/27	172,800	169,634
	United States Treasury Note/Bond	2.250%	8/15/27	56,000	54,357
	United States Treasury Note/Bond	3.750%	8/15/27	59,200	59,401
	United States Treasury Note/Bond	0.375%	9/30/27	50,000	46,301
	United States Treasury Note/Bond	3.875%	10/15/27	80,000	80,531
	United States Treasury Note/Bond	0.625%	11/30/27	14,400	13,353
	United States Treasury Note/Bond	0.625%	12/31/27	174,500	161,406
	United States Treasury Note/Bond	4.250%	1/15/28	94,900	96,494
	United States Treasury Note/Bond	1.250%	3/31/28	56,100	52,486
	United States Treasury Note/Bond	1.250%	4/30/28	40,400	37,720
	United States Treasury Note/Bond	2.875%	5/15/28	45,000	44,054
	United States Treasury Note/Bond	1.250%	5/31/28	81,000	75,482
	United States Treasury Note/Bond	1.250%	6/30/28	126,700	117,841
	United States Treasury Note/Bond	2.875%	8/15/28	68,200	66,644
	United States Treasury Note/Bond	1.125%	8/31/28	96,889	89,358
	United States Treasury Note/Bond	1.250%	9/30/28	160,700	148,547
	United States Treasury Note/Bond	4.625%	9/30/28	65,000	67,082
	United States Treasury Note/Bond	4.375%	11/30/28	49,100	50,301
	United States Treasury Note/Bond	1.375%	12/31/28	108,200	99,857
	United States Treasury Note/Bond	3.750%	12/31/28	132,000	132,485
	United States Treasury Note/Bond	4.000%	1/31/29	60,000	60,731
	United States Treasury Note/Bond	2.375%	3/31/29	96,500	92,014
	United States Treasury Note/Bond	4.125%	3/31/29	159,900	162,598
	United States Treasury Note/Bond	3.250%	6/30/29	126,200	124,149
	United States Treasury Note/Bond	4.250%	6/30/29	101,000	103,209
	United States Treasury Note/Bond	2.625%	7/31/29	31,000	29,721
	United States Treasury Note/Bond	3.125%	8/31/29	12,500	12,222
	United States Treasury Note/Bond	4.375%	12/31/29	20,000	20,570
	United States Treasury Note/Bond	4.250%	1/31/30	42,200	43,186
	United States Treasury Note/Bond	4.375%	11/30/30	29,500	30,339
	United States Treasury Note/Bond	3.750%	12/31/30	30,000	29,899
					4,819,978

Vanguard® Short-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Agency Bonds and Notes (1.5%)
	Resolution Funding Corp. Principal Strip	0.000%	1/15/30	71,700	59,457
	Resolution Funding Corp. Principal Strip	0.000%	4/15/30	35,000	28,723
					88,180
Conventional Mortgage-Backed Securities (13.1%)
[3,4]	Fannie Mae Pool	2.625%	6/1/26	1,000	981
[3,4]	Fannie Mae Pool	2.550%	7/1/26	2,930	2,871
[3,4]	Fannie Mae Pool	2.120%	9/1/26	5,500	5,338
[3,4]	Fannie Mae Pool	2.450%	10/1/26	2,475	2,410
[3,4]	Fannie Mae Pool	1.160%	11/1/26	11,300	10,805
[3,4]	Fannie Mae Pool	2.280%	11/1/26	2,993	2,905
[3,4]	Fannie Mae Pool	2.830%	12/1/26	5,236	5,125
[3,4]	Fannie Mae Pool	3.160%	1/1/27	5,500	5,406
[3,4]	Fannie Mae Pool	2.220%	2/1/27	9,054	8,777
[3,4]	Fannie Mae Pool	2.170%	3/1/27	6,990	6,762
[3,4]	Fannie Mae Pool	3.140%	3/1/27	5,500	5,399
[3,4]	Fannie Mae Pool	2.940%	4/1/27	5,973	5,846
[3,4]	Fannie Mae Pool	1.530%	5/1/27	5,666	5,404
[3,4]	Fannie Mae Pool	2.840%	9/1/27	8,824	8,586
[3,4]	Fannie Mae Pool	3.000%	10/1/27	1,444	1,411
[3,4]	Fannie Mae Pool	1.120%	12/1/27	14,900	13,860
[3,4]	Fannie Mae Pool	2.914%	1/1/28	5,340	5,188
[3,4]	Fannie Mae Pool	1.330%	3/1/28	44,100	40,919
[3,4]	Fannie Mae Pool	2.680%	6/1/28	19,600	18,821
[3,4]	Fannie Mae Pool	4.700%	7/1/28–1/1/30	9,290	9,488
[3,4]	Fannie Mae Pool	5.090%	11/1/28	6,633	6,850
[3,4]	Fannie Mae Pool	3.840%	12/1/28	11,100	11,007
[3,4]	Fannie Mae Pool	4.910%	12/1/28	17,320	17,829
[3,4]	Fannie Mae Pool	3.790%	1/1/29	6,800	6,717
[3,4]	Fannie Mae Pool	5.080%	4/1/29	10,488	10,806
[3,4]	Fannie Mae Pool	4.962%	5/1/29	3,000	3,089
[3,4]	Fannie Mae Pool	3.320%	7/1/29	1,200	1,162
[3,4]	Fannie Mae Pool	2.140%	10/1/29	4,357	4,015
[3,4]	Fannie Mae Pool	4.600%	11/1/29	1,900	1,933
[3,4]	Fannie Mae Pool	4.410%	12/1/29	10,400	10,508
[3,4]	Fannie Mae Pool	4.530%	1/1/30	4,000	4,059
[3,4]	Fannie Mae Pool	4.710%	2/1/30	4,100	4,193
[3,4]	Freddie Mac Gold Pool	2.500%	4/1/32–7/1/33	11,702	11,239
[3,4]	Freddie Mac Pool	1.180%	5/1/27	3,500	3,314
[3,4]	Freddie Mac Pool	1.050%	10/1/27	12,000	11,203
[3,4]	Freddie Mac Pool	3.710%	7/1/29	5,000	4,919
[3,4]	Freddie Mac Pool	3.830%	7/1/29–8/1/29	5,462	5,399
[3,4]	Freddie Mac Pool	3.934%	9/1/29	8,000	7,937
[3,4]	Freddie Mac Pool	4.000%	9/1/29–12/1/29	52,400	52,128
[3,4]	Freddie Mac Pool	4.500%	12/1/29	4,700	4,763
[3,4]	Freddie Mac Pool	4.230%	2/1/30	15,174	15,196
[3,4]	Freddie Mac Pool	3.250%	9/1/30	24,297	23,231
[3,4]	UMBS Pool	2.500%	1/1/28–1/1/33	1,284	1,230
[3,4]	UMBS Pool	4.150%	2/1/30–3/1/30	30,809	30,735
[3,4]	UMBS Pool	1.500%	11/1/30–3/1/32	290,082	273,029
[3,4]	UMBS Pool	2.000%	12/1/30–10/1/31	89,702	85,590
					778,383
Total U.S. Government and Agency Obligations (Cost $5,621,152)					5,686,541
Asset-Backed/Commercial Mortgage-Backed Securities (1.7%)
[3,4,5]	Fannie Mae-Aces Class A2 Series 2017-M1	2.496%	10/25/26	758	739
[3,4,5]	Fannie Mae-Aces Class A2 Series 2017-M12	3.162%	6/25/27	1,648	1,616
[3,4,5]	Fannie Mae-Aces Class A2 Series 2017-M15	3.067%	9/25/27	5,340	5,227
[3,4,5]	Fannie Mae-Aces Class A2 Series 2021-M7	1.783%	3/25/31	6,600	5,771
[3,4,5]	Fannie Mae-Aces Class A2 Series 2024-M6	3.005%	7/25/27	42,800	41,882
[3,4,5]	Freddie Mac Multiclass Certificates Class A1 Series 2021-P007	1.134%	11/25/27	4,761	4,433
[3,4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K086	3.859%	11/25/28	2,100	2,085
[3,4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K539	4.410%	1/25/30	42,600	43,052
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $103,596)					104,805

Vanguard® Short-Term Treasury Fund
		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[6]	Vanguard Market Liquidity Fund (Cost $32,340)	4.350%	323,437	32,340
Total Investments (98.0%) (Cost $5,757,088)				5,823,686
Other Assets and Liabilities—Net (2.0%)				120,160
Net Assets (100%)				5,943,846
Cost is in $000.
1	Securities with a value of $7,522 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $6,553 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2025	5,061	1,053,439	2,231

Short Futures Contracts
5-Year U.S. Treasury Note	June 2025	(794)	(86,701)	(107)
10 Year U.S. Treasury Note	June 2025	(266)	(29,850)	(47)
Long U.S. Treasury Bond	June 2025	(9)	(1,050)	(5)
Ultra Long U.S. Treasury Bond	June 2025	(129)	(15,613)	48
				(111)
				2,120

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
3/31/27	6/2/25[1]	55,000	0.000[2]	(3.533)[3]	(185)	(185)
3/31/27	6/2/25[1]	52,238	0.000[2]	(3.433)[3]	(83)	(83)
3/31/27	6/2/25[1]	38,700	0.000[2]	(3.343)[3]	—	—
8/31/29	6/2/25[1]	69,038	0.000[2]	(3.639)[3]	(871)	(871)
8/31/29	6/2/25[1]	50,475	0.000[2]	(3.385)[3]	(133)	(133)
8/31/29	6/2/25[1]	15,300	0.000[2]	(4.088)[3]	(463)	(463)
8/31/29	6/2/25[1]	15,300	0.000[2]	(3.926)[3]	(366)	(366)
8/31/29	6/2/25[1]	15,100	0.000[2]	(3.206)[3]	67	67
8/31/29	6/2/25[1]	14,900	0.000[2]	(3.495)[3]	(104)	(104)
8/31/29	6/2/25[1]	7,700	0.000[2]	(3.623)[3]	(92)	(92)
8/31/29	6/2/25[1]	7,435	0.000[2]	(3.799)[3]	(141)	(141)
					(2,371)	(2,371)
1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
3	Interest payment received/paid annually.

Vanguard® Short-Term Treasury Fund
A.Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At April 30, 2025, counterparties had deposited in segregated accounts securities with a value of $420 in connection with TBA transactions.
C.	Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be

Vanguard® Short-Term Treasury Fund
reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,686,541	—	5,686,541
Asset-Backed/Commercial Mortgage-Backed Securities	—	104,805	—	104,805
Temporary Cash Investments	32,340	—	—	32,340
Total	32,340	5,791,346	—	5,823,686
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,279	—	—	2,279
Swap Contracts	67[1]	—	—	67
Total	2,346	—	—	2,346
Liabilities
Futures Contracts[1]	(159)	—	—	(159)
Swap Contracts	(2,438)[1]	—	—	(2,438)
Total	(2,597)	—	—	(2,597)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.